Other financial liability - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Nov. 30, 2022 CNY (¥)	Feb. 01, 2023	Nov. 01, 2022
Disclosure Of Other Liabilities [Line Items]
Minority interest ownership percentage by noncontrolling owners				3.20%	9.10%
Yuchai Xin-Lan [member]
Disclosure Of Other Liabilities [Line Items]
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	¥ 20.0	$ 2.8	¥ 50.0